ESCROW DEPOSITS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
Escrow Deposits
Labor claims		R$ 259	R$ 267
Tax contingencies
Income tax on Interest on Equity		31	30
PIS/Pasep and Cofins taxes	[1]	70	68
Donations and legacy tax (ITCD)		60	56
Urban property tax (IPTU)		96	87
Finsocial tax		44	41
Income and Social Contr. Tax on indemnity for employees’ ‘Anuênio’ benefit	[2]	305	290
Income tax withheld at source on inflationary income		9	9
Income tax and contribution tax effective rate	[3]	106	76
Others	[4]	123	103
Escrow deposits tax issues		844	760
Others
Regulatory		46	53
Third party		9	12
Customer relations		8	8
Court embargo		20	19
Others		21	36
Escrow deposits other		104	128
Long term escrow deposit		R$ 1,207	R$ 1,155

[1]	This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS tax within the amount to which PIS/Pasep and Cofins taxes are applied.
[2]	See more details in Note 25 - Provisions under the section relating to the ‘Anuênio indemnity’.
[3]	Court escrow deposit in the proceedings challenging charging of corporate income tax and the Social Contribution tax on payments of Interest on Equityand application of the Social Contribution tax to cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with enforceability suspended.
[4]	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes.